Deposits - Summary of Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of interest expense on deposits [Abstract]
Savings and interest-bearing checking	$ 28,047	$ 24,601	$ 6,078
Reciprocal	34,574	23,429	4,421
Time	24,135	13,766	1,902
Brokered time	5,938	13,279	1,750
Total	$ 92,694	$ 75,075	$ 14,151